Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-In-Interest Transactions
The Plan invests in certain mutual funds that are managed by Fidelity, the Plan's trustee. Transactions involving Fidelity funds qualify as party-in-interest.
WESCO International, Inc. owns 100% of WESCO Distribution, Inc., the Plan Sponsor. The Plan held shares of the Wesco Stock Fund, which holds shares of common stock of WESCO International, Inc. as of December 31, 2025 and 2024. Therefore, transactions with this investment qualify as party-in-interest.
	Disbursements from the Wesco Stock Fund were approximately $0.8 million and $1.4 million for the years ended December 31, 2025 and 2024, respectively. Transfers out of the Wesco Stock Fund were approximately $0.2 million and $1.3 million for the years ended December 31, 2025 and 2024, respectively.
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 24,307,559	$ (13,774,178)
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	20,073,602	16,461,650
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	24,307,559	(13,774,178)
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 20,073,602	16,461,650
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party-In-Interest Transactions
The Plan invests in certain mutual funds that are managed by Fidelity, the Plan's trustee. Transactions involving Fidelity funds qualify as party-in-interest.
WESCO International, Inc. owns 100% of WESCO Distribution, Inc., the Plan Sponsor. The Plan held shares of the Wesco Stock Fund, which holds shares of common stock of WESCO International, Inc. as of December 31, 2025 and 2024. Therefore, transactions with this investment qualify as party-in-interest.
	Disbursements from the Wesco Stock Fund were approximately $0.8 million and $1.4 million for the years ended December 31, 2025 and 2024, respectively. Transfers out of the Wesco Stock Fund were approximately $0.2 million and $1.3 million for the years ended December 31, 2025 and 2024, respectively.
Wesco Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Investment, Disbursements	$ 800,000	1,400,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	200,000	1,300,000
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Disbursements	800,000	1,400,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 200,000	$ 1,300,000